Note 8 - Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 31	$ 31
Restricted Cash and Cash Equivalents	31	31
Letters of Guarantee [Member]
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	31	31
Minimum Liquidity [Member]
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents	$ 250	$ 250